MORTGAGE SERVICING RIGHTS (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated future amortization expense on mortgage servicing rights
Total	$ 811,783	$ 651,409
Mortgage servicing rights
Estimated future amortization expense on mortgage servicing rights
Year Ending December 31, 2013	152,517
Year Ending December 31, 2014	142,557
Year Ending December 31, 2015	111,143
Year Ending December 31, 2016	71,093
Year Ending December 31, 2017	65,854
Thereafter	268,619
Total	$ 811,783	$ 651,409	$ 601,325